Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Summary of components of identified intangible assets

The components of identified intangible assets as of December 31, 2022 and 2021 are as follows (in thousands):

	December 31, 2022			December 31, 2021
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net
Acquired products	$29,317	$(16,334)	$12,983	$29,317	$(13,409)	$15,908
Customer relationships	4,723	(2,637)	2,086	4,723	(2,165)	2,558
Total	$34,040	$(18,971)	$15,069	$34,040	$(15,574)	$18,466